Label	Element	Value
Innovator U.S. Equity Accelerated Plus ETF® - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.14 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.20%
Innovator U.S. Equity Accelerated Plus ETF® - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.81 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	29.00%
Innovator U.S. Equity Accelerated Plus ETF® - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $649.05 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(32.20%)